Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2019	2018	2017
Basic earnings per common share
Net income attributable to common shareholders	$8,208	$8,361	$7,876
Weighted average number of common shares outstanding (millions)	1,222	1,213	1,203
Basic earnings per common share (1) (in dollars)	$6.72	$6.90	$6.55
Diluted earnings per common share
Net income attributable to common shareholders	$8,208	$8,361	$7,876
Dilutive impact of share-based payment options and others (2)	142	16	59
Net income attributable to common shareholders (diluted)	$8,350	$8,377	$7,935
Weighted average number of common shares outstanding (millions)	1,222	1,213	1,203
Dilutive impact of share-based payment options and others (2) (millions)	29	16	20
Weighted average number of diluted common shares outstanding (millions)	1,251	1,229	1,223
Diluted earnings per common share (1) (in dollars)	$6.68	$6.82	$6.49

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.